Exploration and Evaluation Assets - National Chloride California Property (Details)												12 Months Ended
	May 24, 2022 USD ($) shares	May 24, 2021 USD ($) shares	May 21, 2021 shares	May 24, 2020 USD ($) shares	May 24, 2019 USD ($) shares	May 24, 2018 USD ($) shares	Nov. 24, 2017 USD ($) shares	Sep. 01, 2017 CAD ($) a	Sep. 01, 2017 USD ($) a	May 01, 2017 CAD ($) shares	May 01, 2017 USD ($) a shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets												$ 3,509,773	$ 5,924,200
National Chloride
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares	200,000		200,000
Lease property | National Chloride
IfrsStatementLineItems [Line Items]
Area of lease property (Acre) | a											12,290
Purchase of exploration and evaluation assets	$ 100,000	$ 100,000		$ 100,000	$ 100,000	$ 100,000	$ 50,000	$ 56,873	$ 44,805		$ 25,000
Amount required to be paid under terms of agreement											$ 1,825,000
Common shares issuable under terms of agreement (in shares) | shares											1,700,000
Amount payable upon completion of pre-feasibility study											$ 250,000
Amount payable upon completion of feasibility study											$ 1,000,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares	200,000	200,000		200,000	200,000	200,000	100,000			100,000	100,000
Shares issuable upon completion of pre-feasibility study (in shares) | shares											500,000
Net smelter return royalty (as a percent)											2.00%
Minimum Royalty										$ 500,000
Additional area of lease property (Acre) | a								6,000	6,000